Exhibit 99
Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	October 2018
Payment Date	11/15/2018
Transaction Month	48
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,673,565,407.25	76,623	54.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$381,500,000.00	0.23%	December 15, 2015
Class A-2 Notes	$508,000,000.00	0.61%	August 15, 2017
Class A-3 Notes	$504,400,000.00	1.06%	May 15, 2019
Class A-4 Notes	$105,510,000.00	1.56%	February 15, 2020
Class B Notes	$47,350,000.00	1.97%	April 15, 2020
Class C Notes	$31,570,000.00	2.16%	August 15, 2020
Class D Notes	$31,570,000.00	2.75%	May 15, 2021
Total	$1,609,900,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$357,566.33

Principal:
Principal Collections	$8,718,911.14
Prepayments in Full	$2,797,291.22
Liquidation Proceeds	$44,720.21
Recoveries	$63,485.47
Sub Total	$11,624,408.04
Collections	$11,981,974.37

Purchase Amounts:
Purchase Amounts Related to Principal	$203,664.04
Purchase Amounts Related to Interest	$873.76
Sub Total	$204,537.80

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$12,186,512.17

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	October 2018
Payment Date	11/15/2018
Transaction Month	48
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$12,186,512.17
Servicing Fee	$100,355.22	$100,355.22	$0.00	$0.00	$12,086,156.95
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$12,086,156.95
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$12,086,156.95
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$12,086,156.95
Interest - Class A-4 Notes	$6,120.59	$6,120.59	$0.00	$0.00	$12,080,036.36
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,080,036.36
Interest - Class B Notes	$77,732.92	$77,732.92	$0.00	$0.00	$12,002,303.44
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,002,303.44
Interest - Class C Notes	$56,826.00	$56,826.00	$0.00	$0.00	$11,945,477.44
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$11,945,477.44
Interest - Class D Notes	$72,347.92	$72,347.92	$0.00	$0.00	$11,873,129.52
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$11,873,129.52
Regular Principal Payment	$11,292,392.05	$11,292,392.05	$0.00	$0.00	$580,737.47
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$580,737.47
Residual Released to Depositor	$0.00	$580,737.47	$0.00	$0.00	$0.00
Total		$12,186,512.17

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$11,292,392.05
Total					$11,292,392.05
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$4,708,148.40	$44.62	$6,120.59	$0.06	$4,714,268.99	$44.68
Class B Notes	$6,584,243.65	$139.05	$77,732.92	$1.64	$6,661,976.57	$140.69
Class C Notes	$0.00	$0.00	$56,826.00	$1.80	$56,826.00	$1.80
Class D Notes	$0.00	$0.00	$72,347.92	$2.29	$72,347.92	$2.29
Total	$11,292,392.05	$7.01	$213,027.43	$0.13	$11,505,419.48	$7.14

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	October 2018
Payment Date	11/15/2018
Transaction Month	48

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$4,708,148.40	0.0446228	$0.00	0.0000000
Class B Notes	$47,350,000.00	1.0000000	$40,765,756.35	0.8609452
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$115,198,148.40	0.0715561	$103,905,756.35	0.0645417

Pool Information
Weighted Average APR	3.426%	3.447%
Weighted Average Remaining Term	18.08	17.44
Number of Receivables Outstanding	18,006	17,005
Pool Balance	$120,426,258.25	$108,543,436.16
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$115,198,148.40	$103,905,756.35
Pool Factor	0.0719579	0.0648576

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,367,827.04
Targeted Credit Enhancement Amount	$8,367,827.04
Yield Supplement Overcollateralization Amount	$4,637,679.81
Targeted Overcollateralization Amount	$4,637,679.81
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$4,637,679.81

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,367,827.04
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,367,827.04
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,367,827.04

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	October 2018
Payment Date	11/15/2018
Transaction Month	48
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		97	$118,235.48
(Recoveries)		153	$63,485.47
Net Loss for Current Collection Period			$54,750.01
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5456%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			(0.1722)%
Second Prior Collection Period			0.8459%
Prior Collection Period			0.6813%
Current Collection Period			0.5739%
Four Month Average (Current and Prior Three Collection Periods)			0.4822%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		6,305	$14,825,500.83
(Cumulative Recoveries)			$2,625,979.64
Cumulative Net Loss for All Collection Periods			$12,199,521.19
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7290%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,351.39
Average Net Loss for Receivables that have experienced a Realized Loss			$1,934.90

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.81%	303	$3,045,570.19
61-90 Days Delinquent	0.18%	20	$194,994.88
91-120 Days Delinquent	0.04%	5	$43,460.18
Over 120 Days Delinquent	0.63%	54	$679,637.64
Total Delinquent Receivables	3.65%	382	$3,963,662.89

Repossession Inventory:
Repossessed in the Current Collection Period		11	$129,643.75
Total Repossessed Inventory		14	$158,257.93

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.4438%
Prior Collection Period			0.4832%
Current Collection Period			0.4646%
Three Month Average			0.4639%

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	October 2018
Payment Date	11/15/2018
Transaction Month	48

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Jason C. Behnke
Assistant Treasurer